Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Dec. 31, 2022	Mar. 31, 2026	Dec. 31, 2025
Organization and principal activities [Line Items]
Adjusted retrospectively as addition paid-in capital (in Dollars)	$ 3
Shanghai Feiyous [Member]
Organization and principal activities [Line Items]
Equity interest		51.06%
Maximum [Member]
Organization and principal activities [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00005
Maximum [Member] | Shanghai Feiyous [Member]
Organization and principal activities [Line Items]
Equity interest		48.01%
Minimum [Member]
Organization and principal activities [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Minimum [Member] | Shanghai Feiyous [Member]
Organization and principal activities [Line Items]
Equity interest		55.34%
Class A Ordinary Shares [Member]
Organization and principal activities [Line Items]
Converted shares (in Shares)		31,971,435
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Organization and principal activities [Line Items]
Converted shares (in Shares)		49,628,565
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001